Contingencies And Contractual Commitments - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Gain on business interruption insurance settlement			$ 81.0
Proceeds from legal settlement	$ 51.5
Transportation and storage costs		$ 160.5	$ 139.0	$ 144.8